General and Administration Expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Nature of expenses
General and administration expenses	$ 11,172,046	$ 9,365,129
Depreciation expense
Nature of expenses
General and administration expenses		28,003
Legal, professional and finance
Nature of expenses
General and administration expenses	2,236,274	831,755
Investor and public relations
Nature of expenses
General and administration expenses	1,423,329	1,238,152
Salaries and benefits
Nature of expenses
General and administration expenses	2,941,903	1,958,369
Stock-based compensation
Nature of expenses
General and administration expenses	3,825,127	4,730,080
Other general and administrative
Nature of expenses
General and administration expenses	$ 745,413	$ 578,770